Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES
Rental income	$ 622,995	$ 512,550	$ 491,655
Non-property income:
Other income	17,422	12,502	14,274
Total revenues	640,417	525,052	505,929
Rental expenses:
Real estate taxes and insurance	75,884	62,726	60,830
Personnel	50,009	44,795	40,982
Utilities	33,782	28,117	26,326
Repair and maintenance	32,595	27,907	25,179
Administrative and marketing	13,204	11,963	10,918
Property management	17,131	14,095	13,521
Other operating expenses	5,990	5,773	6,315
Real estate depreciation and amortization	326,788	245,588	227,513
Interest
Expense incurred	150,687	138,724	135,314
Amortization of convertible debt discount	1,077	3,530	4,283
Other debt charges/(gains)	4,602	1,204	(3,511)
General and administrative	45,915	45,243	39,035
Severance costs and other restructuring charges	1,342	6,803
Other depreciation and amortization	3,931	4,843	5,161
Total expenses	762,937	641,311	591,866
Loss from operations	(122,520)	(116,259)	(85,937)
Loss from unconsolidated entities	(6,352)	(4,204)	(18,665)
Tax benefit/(expense) for taxable REIT subsidiary	5,647	2,533	(311)
Loss from continuing operations	(123,225)	(117,930)	(104,913)
Income from discontinued operations, net of tax	143,810	11,342	13,290
Consolidated net income/(loss)	20,585	(106,588)	(91,623)
Net (income)/loss attributable to redeemable non-controlling interests in OP	(395)	3,835	4,282
Net income attributable to non-controlling interests	(167)	(146)	(191)
Net income/(loss) attributable to UDR, Inc.	20,023	(102,899)	(87,532)
(Premium)/discount on preferred stock repurchases, net	(175)	25	2,586
Net income/(loss) attributable to common stockholders	10,537	(112,362)	(95,858)
Earnings per weighted average common share - basic and diluted:
Loss from continuing operations attributable to common stockholders	$ (0.66)	$ (0.75)	$ (0.73)
Income from discontinued operations	$ 0.71	$ 0.07	$ 0.09
Net income/(loss) attributable to common stockholders	$ 0.05	$ (0.68)	$ (0.64)
Common distributions declared per share	$ 0.80	$ 0.73	$ 0.85
Weighted average number of common shares outstanding- basic and diluted	201,294	165,857	149,090
Series E Preferred Stock [Member]
Interest
Distributions to preferred stockholders	(3,724)	(3,726)	(3,724)
Series G Preferred Stock [Member]
Interest
Distributions to preferred stockholders	$ (5,587)	$ (5,762)	$ (7,188)